Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable interest entities
Schedule of Financial statement balances and amounts of VIEs

	December 31, 2010	December 31, 2011
	RMB	RMB
Current assets	857,414,210	1,319,777,876
Non-current assets	697,115,374	400,773,821

Total assets	1,554,529,584	1,720,551,697

Current liabilities	638,446,280	637,643,480
Non-current liabilities	99,676,109	10,828,587

Total liabilities	738,122,389	648,472,067

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues	1,859,418,055	1,908,947,839	2,182,477,147
Net income	322,329,211	213,169,508	291,401,686